Condensed Consolidating Financial Information - Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ (28.4)	$ 324.3	$ 3,282.1	$ 4,357.0	$ 2,549.7
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	4,455.8	5,838.7	17,015.2	17,312.4	20,554.6
Equity securities, available-for-sale	28.4	23.5	66.8	206.9	459.6
Mortgage loans on real estate	318.3	316.3	1,991.8	1,542.5	1,677.7
Loan - Dutch State obligation	0	145.3	1,781.9	505.6	519.9
Limited partnerships/corporations	18.0	63.1	895.9	121.3	173.9
Acquisition of:
Fixed maturities	(4,802.8)	(4,233.3)	(17,292.3)	(18,598.9)	(24,788.4)
Equity securities, available-for-sale	(9.4)	(9.9)	(41.8)	(52.7)	(149.0)
Mortgage loans on real estate	(581.4)	(553.9)	(1,969.0)	(2,057.9)	(627.2)
Limited partnerships/corporations	(9.8)	(77.3)	(178.9)	(156.4)	(182.0)
Short-term investments, net	2,999.1	499.4	(2,397.4)	(763.2)	2,525.8
Policy loans, net	(4.1)	39.8	63.6	127.9	47.7
Derivatives, net	(1,089.6)	(1,171.2)	(1,395.8)	(1,216.7)	(1,713.7)
Other investments, net	11.8	(0.1)	43.4	(8.4)	(33.7)
Sales from consolidated investment entities	573.8	181.5	1,781.7	2,422.8	1,063.2
Purchase of consolidated investment entities	(613.8)	(380.0)	(2,851.6)	(3,044.6)	(1,095.5)
Short-term intercompany loans issued to subsidiaries with maturities more than three months				0
Net maturity of intercompany loans to subsidiaries	0	0	0	0	0
Return of capital contributions from subsidiaries			0	0	0
Capital contributions to subsidiaries			0	0	0
Collateral received (delivered), net	(360.5)	(209.4)	139.9	756.7	(16.1)
Divestment sale of businesses, net of cash disposed of $57.5			0	0	17.5
Purchases of fixed assets, net	(6.6)	(8.2)	(29.3)	(32.9)	(34.7)
Merger of subsidiary into parent					0
Other, net	0	(0.2)	0	(16.1)	(55.8)
Net cash provided by investing activities	927.2	464.1	(2,375.9)	(2,951.7)	(1,656.2)
Cash Flows from Financing Activities:
Deposits received for investment contracts	2,936.2	4,251.2	16,118.8	16,571.1	11,731.3
Maturities and withdrawals from investment contracts	(2,996.6)	(4,918.2)	(19,033.4)	(16,746.6)	(13,207.8)
Proceeds from issuance of debt with maturities of more than three months	1,000.6	43.9	3,049.6	606.5	265.1
Repayment of debt with maturities of more than three months	(1,304.6)	(47.6)	(902.5)	(573.8)	(1,538.2)
Short-term debt	(169.7)	129.1	(309.1)	(1,905.0)	707.7
Intercompany loans with maturities of more than three months				0	0
Debt issuance costs	(6.5)	0	(38.8)	0	0
Net (repayments of) proceeds from loans to subsidiaries	0	0	0	0	0
Dividends to parent	0		0	0	0
Return of capital contributions to parent			0	0	0
Contributions of capital from parent			0	0	0
Borrowings of consolidated investment entities			152.6	138.9	168.3
Repayments of debt of consolidated investment entities			(56.6)	(121.4)	(40.0)
Contributions from (distributions to) participants in consolidated investment entities	642.7	392.2	1,262.0	647.7	(8.5)
Contribution of capital	0		0	0	374.5
Net cash (used in) provided by financing activities	102.1	(149.4)	242.6	(1,382.6)	(1,547.6)
Cash and cash equivalents, beginning of year	1,786.8	638.0	638.0	615.3	1,269.4
Cash and cash equivalents, end of year	2,787.7	1,277.0	1,786.8	638.0	615.3
Net Cash Provided by (Used in) Continuing Operations	1,000.9	639.0	1,148.8	22.7	(654.1)
Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	152.3	(20.2)	59.7	134.4	511.6
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	0	0	0	0	0
Equity securities, available-for-sale	3.2	9.1	27.2	21.2	37.0
Mortgage loans on real estate	0	0	0	0	0
Loan - Dutch State obligation		0	0	0	0
Limited partnerships/corporations	0	0	0	0	0
Acquisition of:
Fixed maturities	0	0	0	0	0
Equity securities, available-for-sale	(5.2)	(3.9)	(14.0)	(12.5)	(24.0)
Mortgage loans on real estate	0	0	0	0	0
Limited partnerships/corporations	0	0	0	0	0
Short-term investments, net	0	0	0	0	0
Policy loans, net	0	0	0	0	0
Derivatives, net	0	0	0	(410.4)	(198.0)
Other investments, net	0	0	0	0	0
Sales from consolidated investment entities	0	0	0	0	0
Purchase of consolidated investment entities	0	0	0	0	0
Short-term intercompany loans issued to subsidiaries with maturities more than three months			0	13.9	43.2
Net maturity of intercompany loans to subsidiaries	(34.9)	16.7	102.3	856.3	482.8
Return of capital contributions from subsidiaries			813.0	200.0	688.1
Capital contributions to subsidiaries			(400.0)	(377.0)	(1,597.0)
Collateral received (delivered), net	8.6	7.3	7.2	(2.5)	(75.8)
Divestment sale of businesses, net of cash disposed of $57.5					(50.0)
Purchases of fixed assets, net	0	0	0	0	0
Merger of subsidiary into parent					0
Other, net		0		0	0
Net cash provided by investing activities	(28.3)	29.2	535.7	289.0	(693.7)
Cash Flows from Financing Activities:
Deposits received for investment contracts	0	0	0	0	0
Maturities and withdrawals from investment contracts	0	0	0	0	0
Proceeds from issuance of debt with maturities of more than three months	1,000.3	43.9	3,048.5	548.5	265.1
Repayment of debt with maturities of more than three months	(945.3)	(47.6)	(902.5)	(573.8)	(319.9)
Short-term debt	(169.7)	129.1	(309.1)	(359.0)	(121.1)
Intercompany loans with maturities of more than three months				0	0
Debt issuance costs	(6.5)		(38.8)	0	0
Net (repayments of) proceeds from loans to subsidiaries	23.9	(135.2)	(2,037.3)	(40.8)	(15.4)
Dividends to parent	0		0	0	0
Return of capital contributions to parent			0	0	0
Contributions of capital from parent			0	0	0
Borrowings of consolidated investment entities			0	0	0
Repayments of debt of consolidated investment entities			0	0	0
Contributions from (distributions to) participants in consolidated investment entities	0	0	0	0	0
Contribution of capital	0		0	0	374.5
Net cash (used in) provided by financing activities	(97.3)	(9.8)	(239.2)	(425.1)	183.2
Cash and cash equivalents, beginning of year	357.5	1.3	1.3	3.0	1.9
Cash and cash equivalents, end of year	384.2	0.5	357.5	1.3	3.0
Net Cash Provided by (Used in) Continuing Operations	26.7	(0.8)	356.2	(1.7)	1.1
Subsidiary Guarantor
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(2.0)	(18.0)	50.5	48.7	68.7
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	0	0	0	0	0
Equity securities, available-for-sale	12.4	5.4	12.0	15.7	19.9
Mortgage loans on real estate	0	0	0	0	0
Loan - Dutch State obligation		0	0	0	0
Limited partnerships/corporations	0	0	0	0	0
Acquisition of:
Fixed maturities	0	0	0	0	0
Equity securities, available-for-sale	0	0	(17.5)	(17.2)	(20.9)
Mortgage loans on real estate	0	0	0	0	0
Limited partnerships/corporations	0	0	0	0	0
Short-term investments, net	0	0	0	0	0
Policy loans, net	0	0	0	0	0
Derivatives, net	0	0	0	0	0
Other investments, net	0	1.1	1.3	1.0	1.5
Sales from consolidated investment entities	0	0	0	0	0
Purchase of consolidated investment entities	0	0	0	0	0
Short-term intercompany loans issued to subsidiaries with maturities more than three months				500.0	0
Net maturity of intercompany loans to subsidiaries	(10.5)	11.4	(33.5)	425.4	(449.9)
Return of capital contributions from subsidiaries			720.0	9.6	492.9
Capital contributions to subsidiaries			0	(347.0)	(768.6)
Collateral received (delivered), net	0	0	0	0	0
Divestment sale of businesses, net of cash disposed of $57.5					125.0
Purchases of fixed assets, net	0	0	0	0	0
Merger of subsidiary into parent					450.0
Other, net		0		0	0
Net cash provided by investing activities	1.9	17.9	682.3	587.5	(150.1)
Cash Flows from Financing Activities:
Deposits received for investment contracts	0	0	0	0	0
Maturities and withdrawals from investment contracts	0	0	0	0	0
Proceeds from issuance of debt with maturities of more than three months	0	0	0	0	0
Repayment of debt with maturities of more than three months	0	0	0	0	0
Short-term debt	0	0	0	0	0
Intercompany loans with maturities of more than three months				0	0
Debt issuance costs	0		0
Net (repayments of) proceeds from loans to subsidiaries	0	0	0	(983.1)	20.8
Dividends to parent	0		0	0	0
Return of capital contributions to parent			(733.0)	0	(688.1)
Contributions of capital from parent			0	347.0	749.0
Borrowings of consolidated investment entities			0	0	0
Repayments of debt of consolidated investment entities			0	0	0
Contributions from (distributions to) participants in consolidated investment entities	0	0	0	0	0
Contribution of capital	0				0
Net cash (used in) provided by financing activities	0	0	(733.0)	(636.1)	81.7
Cash and cash equivalents, beginning of year	0.4	0.6	0.6	0.5	0.2
Cash and cash equivalents, end of year	0.3	0.5	0.4	0.6	0.5
Net Cash Provided by (Used in) Continuing Operations	(0.1)	(0.1)	(0.2)	0.1	0.3
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(163.7)	362.5	3,264.9	4,273.9	2,069.4
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	4,455.8	5,838.7	17,015.2	17,312.4	20,554.6
Equity securities, available-for-sale	12.8	9.0	27.6	170.0	402.7
Mortgage loans on real estate	318.3	316.3	1,991.8	1,542.5	1,677.7
Loan - Dutch State obligation		145.3	1,781.9	505.6	519.9
Limited partnerships/corporations	18.0	63.1	895.9	121.3	173.9
Acquisition of:
Fixed maturities	(4,802.8)	(4,233.3)	(17,292.3)	(18,598.9)	(24,788.4)
Equity securities, available-for-sale	(4.2)	(6.0)	(10.3)	(23.0)	(104.1)
Mortgage loans on real estate	(581.4)	(553.9)	(1,969.0)	(2,057.9)	(627.2)
Limited partnerships/corporations	(9.8)	(77.3)	(178.9)	(156.4)	(182.0)
Short-term investments, net	2,999.1	499.4	(2,397.4)	(763.2)	2,525.8
Policy loans, net	(4.1)	39.8	63.6	127.9	47.7
Derivatives, net	(1,089.6)	(1,171.2)	(1,395.8)	(806.3)	(1,515.7)
Other investments, net	11.8	(1.2)	42.1	(9.4)	(35.2)
Sales from consolidated investment entities	573.8	181.5	1,781.7	2,422.8	1,063.2
Purchase of consolidated investment entities	(613.8)	(380.0)	(2,851.6)	(3,044.6)	(1,095.5)
Short-term intercompany loans issued to subsidiaries with maturities more than three months				0	0
Net maturity of intercompany loans to subsidiaries	(13.4)	123.8	2,070.8	(384.6)	465.3
Return of capital contributions from subsidiaries			0	0	0
Capital contributions to subsidiaries			0	0	0
Collateral received (delivered), net	(369.1)	(216.7)	132.7	759.2	59.7
Divestment sale of businesses, net of cash disposed of $57.5					(57.5)
Purchases of fixed assets, net	(6.6)	(8.2)	(29.3)	(32.9)	(34.7)
Merger of subsidiary into parent					(450.0)
Other, net		(0.2)		(16.1)	(55.8)
Net cash provided by investing activities	894.8	568.9	(321.3)	(2,931.6)	(1,455.6)
Cash Flows from Financing Activities:
Deposits received for investment contracts	2,936.2	4,251.2	16,118.8	16,571.1	11,731.3
Maturities and withdrawals from investment contracts	(2,996.6)	(4,918.2)	(19,033.4)	(17,246.6)	(13,207.8)
Proceeds from issuance of debt with maturities of more than three months	0.3	0	1.1	58.0	0
Repayment of debt with maturities of more than three months	(359.3)	0	0	0	(1,218.3)
Short-term debt	0	0	0	(1,546.0)	828.8
Intercompany loans with maturities of more than three months				(13.9)	(43.2)
Debt issuance costs	0		0
Net (repayments of) proceeds from loans to subsidiaries	34.9	(16.7)	(102.3)	126.8	(503.6)
Dividends to parent	(15.0)		(93.0)	(100.0)	(100.0)
Return of capital contributions to parent			(800.0)	(209.6)	(492.9)
Contributions of capital from parent			400.0	377.0	1,616.6
Borrowings of consolidated investment entities			152.6	138.9	168.3
Repayments of debt of consolidated investment entities			(56.6)	(121.4)	(40.0)
Contributions from (distributions to) participants in consolidated investment entities	642.7	392.2	1,262.0	647.7	(8.5)
Contribution of capital	0				0
Net cash (used in) provided by financing activities	243.2	(291.5)	(2,150.8)	(1,318.0)	(1,269.3)
Cash and cash equivalents, beginning of year	1,428.9	636.1	636.1	611.8	1,267.3
Cash and cash equivalents, end of year	2,403.2	1,276.0	1,428.9	636.1	611.8
Net Cash Provided by (Used in) Continuing Operations	974.3	639.9	792.8	24.3	(655.5)
Consolidating Adjustments
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(15.0)	0	(93.0)	(100.0)	(100.0)
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	0	0	0	0	0
Equity securities, available-for-sale	0	0	0	0	0
Mortgage loans on real estate	0	0	0	0	0
Loan - Dutch State obligation		0	0	0	0
Limited partnerships/corporations	0	0	0	0	0
Acquisition of:
Fixed maturities	0	0	0	0	0
Equity securities, available-for-sale	0	0	0	0	0
Mortgage loans on real estate	0	0	0	0	0
Limited partnerships/corporations	0	0	0	0	0
Short-term investments, net	0	0	0	0	0
Policy loans, net	0	0	0	0	0
Derivatives, net	0	0	0	0	0
Other investments, net	0	0	0	0	0
Sales from consolidated investment entities	0	0	0	0	0
Purchase of consolidated investment entities	0	0	0	0	0
Short-term intercompany loans issued to subsidiaries with maturities more than three months				(513.9)	(43.2)
Net maturity of intercompany loans to subsidiaries	58.8	(151.9)	(2,139.6)	(897.1)	(498.2)
Return of capital contributions from subsidiaries			(1,533.0)	(209.6)	(1,181.0)
Capital contributions to subsidiaries			400.0	724.0	2,365.6
Collateral received (delivered), net	0	0	0	0	0
Divestment sale of businesses, net of cash disposed of $57.5					0
Purchases of fixed assets, net	0	0	0	0	0
Merger of subsidiary into parent					0
Other, net		0		0	0
Net cash provided by investing activities	58.8	(151.9)	(3,272.6)	(896.6)	643.2
Cash Flows from Financing Activities:
Deposits received for investment contracts	0	0	0	0	0
Maturities and withdrawals from investment contracts	0	0	0	500.0	0
Proceeds from issuance of debt with maturities of more than three months	0	0	0	0	0
Repayment of debt with maturities of more than three months	0	0	0	0	0
Short-term debt	0	0	0	0	0
Intercompany loans with maturities of more than three months				13.9	43.2
Debt issuance costs	0		0
Net (repayments of) proceeds from loans to subsidiaries	(58.8)	151.9	2,139.6	897.1	498.2
Dividends to parent	15.0		93.0	100.0	100.0
Return of capital contributions to parent			1,533.0	209.6	1,181.0
Contributions of capital from parent			(400.0)	(724.0)	(2,365.6)
Borrowings of consolidated investment entities			0	0	0
Repayments of debt of consolidated investment entities			0	0	0
Contributions from (distributions to) participants in consolidated investment entities	0	0	0	0	0
Contribution of capital	0				0
Net cash (used in) provided by financing activities	(43.8)	151.9	3,365.6	996.6	(543.2)
Cash and cash equivalents, beginning of year	0	0	0	0	0
Cash and cash equivalents, end of year	0	0	0	0	0
Net Cash Provided by (Used in) Continuing Operations	$ 0	$ 0	$ 0	$ 0	$ 0